UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 20, 2022 to June 30, 2023

Date of Report (Date of earliest event reported) August 15, 2023

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001947967

Oregon Community Credit Union1

(Exact name of securitizer as specified in its charter)

 Dave Schiffer, (541) 687-2347

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [X]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[ ]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

1 Oregon Community Credit Union is filing this Form ABS-15G in its capacity as sponsor of the OCCU Auto Receivables Trust 2022-1 transaction (the “Specified Transaction”), which is covered by this report, and to exempt its affiliate OCCU Auto Funding LLC, the depositor of the Specified Transaction, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b). In Oregon Community Credit Union’s capacity as sponsor, Oregon Community Credit Union is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold by Oregon Community Credit Union into the Specified Transaction. This report only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which Oregon Community Credit Union may have acted as a securitizer.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Oregon Community Credit Union has indicated by check mark that there is no activity for the initial period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

OREGON COMMUNITY CREDIT UNION

(Securitizer)

By:/s/ Ronald F. Neumann
Name: Ronald F. Neumann
Title: President and CEO of Oregon Community Credit Union

Date August 15, 2023